Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
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Changes in Goodwill by Business Segment

The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2019 and 2018.

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Head office account and others	Total
			(In millions)
Gross amount of goodwill	¥2,417	¥63,418	¥13,047	¥435,338	¥514,220
Accumulated impairment losses	—	—	—	(87,765)	(87,765)

Net carrying amount at March 31, 2017	2,417	63,418	13,047	347,573	426,455

Disposals(1)	—	—	—	(11,197)	(11,197)
Impairment losses	(956)	—	(4,292)	(23,359)	(28,607)
Reclassification to assets held for sale(2)	(1,461)	—	(8,166)	(102,710)	(112,337)
Exchange differences	—	—	(589)	—	(589)

Net carrying amount	—	63,418	—	210,307	273,725
Gross amount of goodwill	956	63,418	4,292	321,431	390,097
Accumulated impairment losses	(956)	—	(4,292)	(111,124)	(116,372)

Net carrying amount at March 31, 2018	—	63,418	—	210,307	273,725

Acquisitions(3)	—	—	4,707	—	4,707
Impairment losses	—	—	—	(62,624)	(62,624)

Net carrying amount	—	63,418	4,707	147,683	215,808
Gross amount of goodwill	956	63,418	8,999	321,431	394,804
Accumulated impairment losses	(956)	—	(4,292)	(173,748)	(178,996)

Net carrying amount at March 31, 2019	¥—	¥63,418	¥4,707	¥147,683	¥215,808

(1)

“Disposals” in Head office account and others includes amount of goodwill relating to Kansai Urban Banking Corporation (“KUBC”) which ceased to be the SMBC Group’s consolidated subsidiary and became the SMBC Group’s associate during the fiscal year ended March 31, 2018. In addition, on April 1, 2018, KUBC became a wholly owned subsidiary of Kansai Mirai Financial Group, an intermediate holding company, and Kansai Mirai Financial Group became our equity-method associate.

(2)

The SMBC Group reclassified goodwill of ¥112,337 million allocated to Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and its subsidiaries to assets held for sale at March 31, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

(3)

The SMBC Group recognized goodwill of ¥4,707 million in International Business Unit resulting from the acquisition of PT Bank Tabungan Pensiunan Nasional Tbk on January 30, 2019. For additional information, refer to Note 49 “Acquisitions.”

Key Assumptions Used in Impairment Testing

The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2019 and 2018 were as follows:

	SMBC Trust Bank		SMBC Nikko Securities	SMBC Consumer Finance	SMAM
	Corporate Business	Retail Banking(1)
For the fiscal year ended March 31, 2019:
Pre-tax discount rate	—	—	8.90%	11.37%	8.95%
Growth rate	—	—	1.00%	1.00%	1.00%
For the fiscal year ended March 31, 2018:
Pre-tax discount rate	12.61%	9.91%	11.42%	11.20%	9.01%
Growth rate	1.00%	1.00%	1.00%	1.00%	1.00%

(1)	The business which SMBC Trust Bank acquired from Citibank Japan Ltd., in November 2015 is identified as Retail Banking.

Changes in Other Intangible Assets

The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2019 and 2018.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total
	(In millions)
Cost	¥648,463	¥372,531	¥248,977	¥46,116	¥64,487	¥1,380,574
Accumulated amortization and impairment losses	(356,326)	(232,834)	(78,513)	(30,263)	(12,525)	(710,461)

Net carrying amount at April 1, 2017	292,137	139,697	170,464	15,853	51,962	670,113

Additions	93,977	40,024	—	—	2,169	136,170
Acquisition of subsidiaries and businesses	—	222	—	—	—	222
Disposals(1)	(8,420)	(11,928)	(57,987)	—	(1,844)	(80,179)
Amortization	(84,662)	(43,818)	(20,192)	(4,280)	(4,473)	(157,425)
Impairment losses	—	—	(1,830)	—	(5,229)	(7,059)
Exchange differences	142	(731)	—	—	(29)	(618)
Others	343	2,099	—	—	(1,489)	953

Net carrying amount	293,517	125,565	90,455	11,573	41,067	562,177

Cost	650,632	340,593	172,950	46,116	54,024	1,264,315
Accumulated amortization and impairment losses	(357,115)	(215,028)	(82,495)	(34,543)	(12,957)	(702,138)

Net carrying amount at March 31, 2018	293,517	125,565	90,455	11,573	41,067	562,177

Additions	93,834	38,518	—	—	3,802	136,154
Acquisition of subsidiaries and businesses	3,705	252	12,845	9,706	30,919	57,427
Disposals	(3,020)	(1,637)	—	—	(540)	(5,197)
Amortization	(88,322)	(41,798)	(11,226)	(4,401)	(3,532)	(149,279)
Impairment losses	—	—	—	(4,020)	(21)	(4,041)
Exchange differences	53	522	—	—	22	597
Others	2,314	7,632	—	—	(1,807)	8,139

Net carrying amount	302,081	129,054	92,074	12,858	69,910	605,977

Cost	697,480	358,130	185,795	55,822	87,607	1,384,834
Accumulated amortization and impairment losses	(395,399)	(229,076)	(93,721)	(42,964)	(17,697)	(778,857)

Net carrying amount at March 31, 2019	¥302,081	¥129,054	¥92,074	¥12,858	¥69,910	¥605,977

(1)	Disposals include other intangible assets owned by SMFL reclassified as “Assets held for sale” during the fiscal year ended March 31, 2018.